SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash	$ 149,017	$ 162,853	$ 236,700
Cash equivalents	0	0	0
Federal depository insurance coverage	250,000	250,000
Offering costs	16,804,728	16,804,728
Offering costs charged to shareholders' deficit	16,608,744	16,608,744
Offering costs charged to operations	195,984	195,984
Dissolution expenses	100,000	100,000
Unrecognized tax benefits	0	0	0
Amounts accrued for interest and penalties	$ 0	$ 0	$ 0
Sale of private placement warrants (in Shares)	16,566,666	16,566,666
Antidilutive securities excluded from computation of earnings per share (in Shares)	0	0	0
Class A ordinary shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Sale of private placement warrants (in Shares)	16,566,666	16,566,666